LIABILITIES PRESENTED AT FAIR VALUE (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
LIABILITIES PRESENTED AT FAIR VALUE [Abstract]
Warrants to Purchase Preferred Shares
The Company measured the fair value of the warrants by using Option Pricing Method utilized in a Black-Scholes simulation model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected time until liquidation. Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected time until liquidation is the period in which liquidation event will occurred subject to the Company's expectations. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

	Three months ended March 31,		December 31,
	2019	2018	2018
	Unaudited		Audited
Risk-free interest rate	2.21%	2.3%	2.52%
Expected volatility	82%	90%	80%
Expected life (in years)	3.25	2.25-3	3.5
Expected dividend yield	0	0	0

b.	Warrants to purchase Company’s shares:

	December 31,
	2018	2017
	Ordinary shares	Preferred F-2 shares
Risk-free interest rate	2.5%	1.5%
Expected volatility	80%	90%
Expected life (in years)	3.5	4.5
Expected dividend yield	0	0

Changes in Fair Value of Warrants
b.	Changes in the fair value of warrants classified as Level 3 in the fair value hierarchy:

Fair value of financial derivatives
Balance at December 31, 2018	$24,049
Exercise of warrants	(2,924)
Revaluation of financial derivatives	3,906
Balance at March 31, 2019	$25,031

c.	Changes in the fair value of warrants classified as Level 3 in the fair value hierarchy:

	Fair value of warrants E-2	Fair value of Warrants to purchase Ordinary shares	Total warrants presented at fair value
Balance at January 1, 2016	$1,266	$—	$1,266

Revaluation of financial derivatives	(805)	—	(805)

Balance at December 31, 2016	461	—	461

Proceeds from issue of financial derivatives	—	10,900	10,900

Revaluation of financial derivatives	(461)	(600)	(1,061)

Balance at December 31, 2017	—	10,300	10,300

Exercise of warrants	—	(3,851)	(3,851)

Revaluation of financial derivatives	—	17,600	17,600

Balance at December 31, 2018	$—	$24,049	$24,049